Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 63.9%
	Banks - 4.2%
10,800	Bank of America Corp.	$256,500
1,200	SVB Financial Group (a)	258,636
18,400	Wells Fargo & Co.	471,040
		986,176
	Capital Markets - 2.6%
12,500	E*TRADE Financial Corp.	621,625

	Communications Equipment - 0.8%
4,000	Cisco Systems, Inc.	186,560

	Consumer Finance - 1.7%
19,900	Ally Financial, Inc.	394,617

	Diversified Financial Services - 3.1%
38,000	Equitable Holdings, Inc.	733,020

	Diversified Telecommunication Services - 4.7%
21,500	AT&T, Inc.	649,945
45,500	CenturyLink, Inc.	456,365
		1,106,310
	Energy Equipment & Services - 1.8%
27,500	Baker Hughes, Inc.	423,225

	Food & Staples Retailing - 8.1%
12,000	CVS Health Corp.	779,640
23,800	Kroger Co.	805,630
6,100	Sysco Corp.	333,426
		1,918,696
	Food Products - 2.9%
19,600	Conagra Brands, Inc.	689,332

	Health Care Providers & Services - 4.2%
8,200	AmerisourceBergen Corp.	826,314
650	Anthem, Inc.	170,937
		997,251
	Household Durables - 2.0%
30,000	Newell Brands, Inc.	476,400

	Insurance - 3.8%
16,300	American International Group, Inc.	508,234
10,900	Lincoln National Corp.	401,011
		909,245
	IT Services - 4.1%
16,000	DXC Technology Co.	264,000
5,800	International Business Machines Corp.	700,466
		964,466

	Machinery - 2.8%
51,300	CNH Industrial NV (a) (e)	360,639
2,200	Stanley Black & Decker, Inc.	306,636
		667,275
	Media - 1.5%
15,600	ViacomCBS, Inc. - Class B (d)	363,792

	Metals & Mining - 2.7%
8,000	Nucor Corp.	331,280
3,300	Reliance Steel & Aluminum Co.	313,269
		644,549
	Oil, Gas & Consumable Fuels - 3.3%
30,700	Murphy Oil Corp.	423,660
41,500	Noble Energy, Inc.	371,840
		795,500
	Pharmaceuticals - 4.9%
3,100	Eli Lilly & Co.	508,958
8,600	Merck & Co., Inc.	665,038
		1,173,996
	Semiconductors & Semiconductor Equipment - 0.2%
600	Qualcomm, Inc.	54,726

	Specialty Retail - 3.1%
5,100	Advance Auto Parts, Inc.	726,495

	Textiles, Apparel & Luxury Goods - 1.4%
24,700	Tapestry, Inc.	328,016

	TOTAL COMMON STOCKS (Cost $15,455,429)	15,161,272

	REIT - 1.4%
	Equity Real Estate Investment Trust (REIT) - 1.4%
26,500	Brixmor Property Group, Inc.	339,730
	TOTAL REIT (Cost $373,606)	339,730

Principal Amount/Shares		Value
	CORPORATE BONDS - 13.2%
	Banks - 3.2%
	Citizens Financial Group, Inc.
$700,000	3.75%, 7/1/24	753,354
	Health Care Equipment & Supplies - 0.9%
	Becton Dickinson and Co.
210,000	3.25%, 11/12/20	211,681
	Household Durables - 0.8%
	Newell Brands, Inc.
200,000	4.70%, 8/15/20	201,000
	Oil, Gas Services & Equipment - 2.6%
	Schlumberger Holdings Corp.
550,000	4.00%, 12/21/25 (c)	605,267
	Professional Services - 3.3%
	Equifax, Inc.
750,000	3.300%, 12/15/22	787,136
	Real Estate - 2.4%
	Brixmor Operating Partnership LP
550,000	3.25%, 9/15/23	562,606
	Total Corporate Bonds (Cost $2,974,390)	3,121,044

	U.S. Treasury Notes - 11.4%
	U.S. Treasury Note TIPS
747,641	0.125%, 1/15/22	757,777
755,846	0.125%, 7/15/24	789,612
751,748	0.25%, 7/15/29	822,745
299,175	0.25%, 2/15/50	336,043
	Total U.S. Treasury Notes (Cost $2,583,822)	2,706,177

	MONEY MARKET FUNDS - 10.2%
53,045	Invesco Treasury Portfolio - Institutional Class, 0.08% (b)	53,045
2,366,950	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.06% (b)	2,366,950
	Total Money Market Funds (Cost $2,419,995)	2,419,995

	Total Investments in Securities (Cost $23,807,242) - 100.1%	23,748,218
	Liabilities in Excess of Other Assets - (0.1)%	(34,202)
	NET ASSETS - 100.0%	$23,714,016

	REIT - Real Estate Investment Trust
	TIPS - Treasury Inflation Protected Securities
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at June 30, 2020.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of June 30, 2020, the value of these investments was $605,267 or 2.5% of total net assets.
(d)	Non-voting shares.
(e)	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Poplar Forest Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Servivces	$1,470,102	$-	$-	$1,470,102
Consumer Discretionary	1,530,911	-	-	1,530,911
Consumer Staples	1,828,388	-	-	1,828,388
Energy	1,218,725	-	-	1,218,725
Financials	3,644,683	-	-	3,644,683
Health Care	2,950,887	-	-	2,950,887
Industrials	667,275	-	-	667,275
Information Technology	1,205,752	-	-	1,205,752
Materials	644,549	-	-	644,549
Total Common Stocks	15,161,272	-	-	15,161,272
REIT	339,730	-	-	339,730
Fixed Income
Corporate Bonds	-	3,121,044	-	3,121,044
U.S. Government Agencies and Instrumentalities	-	2,706,177	-	2,706,177
Total Fixed Income	-	5,827,221	-	5,827,221
Money Market Funds	2,419,995	-	-	2,419,995
Total Investments in Securities	$17,920,997	$5,827,221	$-	$23,748,218

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.